UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Bonds 1.42%				$6,534,150
(Cost $7,000,000)

Diversified Financial Services 0.76%				3,480,000
Municipal Mortgage & Equity, LLC,
Bond (P) (S)	7.500%	06/30/49	4,000,000	3,480,000

Thrifts & Mortgage Finance 0.66%				3,054,150
Charter MAC Equity Issuer Trust,
Ser. A-4-1 (S)	5.750	05/15/15	3,000,000	3,054,150

Tax-exempt bonds 97.73%				$450,278,947
(Cost $420,064,726)

Alabama 5.08%				23,407,660
Alabama Public School & College Authority	5.000	12/01/24	20,000,000	21,380,800
Birmingham Special Care Facilities Financing
Authority,
Childrens Hospital	6.125	06/01/34	2,000,000	2,026,860

Arizona 2.89%				13,320,160
Arizona Health Facilities Authority,
Vanguard Health Systems, Inc. (H)	8.200	06/01/21	2,150,000	2,150
Maricopa County Pollution Control Corp.,
El Paso Electric Co. Project, Ser. B	7.250	04/01/40	1,000,000	1,077,190
Phoenix Civic Improvement Corp. District,
Civic Plaza, Ser. B (D)	Zero	07/01/28	1,000,000	862,340
Salt River Project Agricultural Improvement & Power
District Electric System,
Ser. A	5.000	01/01/33	7,000,000	7,255,360
Ser. A	5.000	01/01/39	4,000,000	4,123,120

California 18.25%				84,087,737
Foothill Eastern Transportation Corridor Agency,
Capital Appreciation	Zero	01/15/25	5,000,000	1,542,200
Capital Appreciation, Ser. A	Zero	01/01/19	30,000,000	21,424,200
Prerefunded, Ser. A	6.000	01/01/16	10,000,000	10,186,600
M-S-R Energy Authority,
Ser. B	7.000	11/01/34	2,500,000	2,614,350
Madera County Certificate of Participation,
Valley Children's Hospital (D)	6.500	03/15/15	13,185,000	14,376,397
Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Ser. A	7.375	09/01/27	1,750,000	1,601,618
San Bernardino County,
Certificates of Participation, Medical Center Project	5.500	08/01/22	2,500,000	2,421,325
Medical Center Financing Project (D)	5.500	08/01/17	9,130,000	9,431,016
San Diego Redevelopment Agency,
City Heights, Ser. A	5.750	09/01/23	25,000	20,681
San Joaquin Hills Transportation Corridor Agency,
Toll Road Revenue	Zero	01/01/14	5,000,000	4,549,650
Toll Road Revenue	Zero	01/01/17	4,900,000	3,893,540
Toll Road Revenue,	Zero	01/01/20	2,000,000	1,354,120
Toll Road Revenue, Ser. A	5.650	01/15/17	10,000,000	8,446,500

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

California (continued)
Santa Ana Financing Authority,
Police Admin & Holding Facility, Ser. A (D)	6.250%	07/01/19	2,000,000	2,225,540

Colorado 2.76%				12,729,934
Colorado Springs Utilities Revenue,
Ser. C	5.250	11/15/42	2,825,000	2,927,011
E-470 Public Highway Authority,
Capital Appreciation, Ser. B	Zero	09/01/34	7,000,000	1,139,880
Ser. B1 (D)	5.500	09/01/24	2,000,000	1,892,540
Northwest Parkway Public Highway Authority,
Prerefunded Ser. D	7.125	06/15/41	2,885,000	3,215,938
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.250	11/15/28	3,500,000	3,554,565

Connecticut 0.68%				3,114,540
Connecticut State Health & Educational Facility
Authority,
Yale University, Ser. Z3	5.050	07/01/42	3,000,000	3,114,540

District Of Columbia 2.78%				12,801,780
District Of Columbia,
Tobacco Settlement Financing Corp.	6.500	05/15/33	5,000,000	4,604,100
Metropolitan Washington Airport Authority,
Dulles Toll Road, Ser. A	5.250	10/01/44	2,000,000	2,004,400
Dulles Toll Road, Ser. C	Zero	10/01/41	1,750,000	1,157,380
Ser. C	5.125	10/01/39	5,000,000	5,035,900

Florida 5.54%				25,527,376
Bonnet Creek Resort Community Development District,
Special Assessment	7.375	05/01/34	1,500,000	1,257,210
Special Assessment	7.250	05/01/18	1,000,000	894,940
Capital Projects Finance Authority,
Student Housing Revenue, Ser. A	7.850	08/15/31	3,500,000	3,839,780
Student Housing Revenue, Ser. G	9.125	10/01/11	900,000	909,396
Capital Trust Agency,
Seminole Tribe Convention, Ser. A	8.950	10/01/33	3,000,000	3,725,190
Crossings At Fleming Island Community Development
District, Ser. C	7.100	05/01/30	1,000,000	873,330
Hernando County, Criminal Justice,
Complex Financing (D)	7.650	07/01/16	500,000	622,870
Miami-Dade County Aviation Revenue,
Ser. A	5.500	10/01/36	3,250,000	3,295,045
Orange County School Board,
Ser. A (D)	Zero	08/01/13	5,000,000	4,513,650
Orlando Urban Community Development District,
Ser. A	6.950	05/01/33	2,400,000	2,626,872
Orlando Utilities Commission,
Water & Electric Revenue, Ser. D	6.750	10/01/17	2,200,000	2,644,092
Stoneybrook West Community Development District,
Ser. A	7.000	05/01/32	310,000	325,001

Georgia 5.07%				23,365,704
Atlanta Tax Allocation,
Eastside Project, Ser. B	5.600	01/01/30	1,000,000	804,130

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Georgia (continued)
Georgia Municipal Electric Authority,
Prerefunded, Ser. 2005 (D)	6.500%	01/01/17	60,000	71,786
Prerefunded, Ser. Z (D)	5.500	01/01/20	150,000	164,916
Ser. Y (D)	6.500	01/01/17	145,000	171,406
Ser. BB	5.700	01/01/19	1,000,000	1,111,460
Ser. C (D)	5.700	01/01/19	5,000,000	5,583,700
Ser. EE (D)	7.250	01/01/24	2,000,000	2,496,280
Unrefunded, Ser. 2005 (D)	6.500	01/01/17	4,635,000	5,400,053
Unrefunded, Ser. Z (D)	5.500	01/01/20	5,690,000	6,463,043
Monroe County Development Authority,
Oglethorpe Power Corp., Ser. A	6.800	01/01/12	1,000,000	1,098,930

Illinois 5.92%				27,253,227
Chicago Board of Education,
Capital Appreciation, Ser. A (D)	Zero	12/01/18	5,440,000	3,526,643
General Obligation, Ser. A (D)	5.500	12/01/30	3,650,000	4,034,272
Chicago Tax Increment Revenue,
Pilsen Redevelopment, Ser. B	6.750	06/01/22	3,000,000	2,760,390
Illinois Development Finance Authority,
Pollution Control Revenue, Edison Project (D)	5.850	01/15/14	3,000,000	3,169,410
Illinois Finance Authority,
Rush-Copley Medical Center, Inc., Ser. A	7.250	11/01/38	1,500,000	1,597,905
Kane County Community Unit School District No: 304,
Ser. A (D)	Zero	01/01/17	4,705,000	3,513,976
Lake County Community Consolidated School District
No: 24, General Obligation (D)	Zero	01/01/22	2,440,000	1,251,110
Round Lake Lakewood Grove Special Service Area
No: 1, Prerefunded	6.700	03/01/33	1,000,000	1,166,290
Will County Community Unit School District No: 365,
General Obligation (D)	Zero	11/01/21	5,780,000	3,188,306
General Obligation, Ser. B (D)	Zero	11/01/14	3,510,000	3,044,925

Indiana 0.67%				3,074,130
Indiana Finance Authority,
Duke Energy, Ser. B	6.000	08/01/39	3,000,000	3,074,130

Kentucky 2.14%				9,851,372
Kentucky Economic Development Finance Authority,
Louisville Arena Project, Ser. A-1 (D)	6.000	12/01/33	1,000,000	1,055,570
Prerefunded, Norton Healthcare, Ser. C (D)	6.100	10/01/21	1,770,000	2,072,528
Unrefunded, Norton Healthcare, Ser. C (D)	6.100	10/01/21	3,230,000	3,264,884
Kentucky State Property & Buildings Commission,
Project No: 93 (D)	5.250	02/01/29	3,250,000	3,458,390

Louisiana 0.49%				2,238,375
Louisiana Local Government Environmental Facilities,
Westlake Chemical Corp. Project	6.750	11/01/32	2,500,000	2,238,375

Massachusetts 4.33%				19,934,711
Commonwealth of Massachusetts,
Geneal Obligation, Ser. C (D)	5.500	12/01/24	8,000,000	9,531,840
Massachusetts Bay Transportation Authority,
Ser. A-2	Zero	07/01/26	13,595,000	5,842,995

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority,
Civic Investments, Ser. B	9.200%	12/15/31	3,500,000	4,397,190
Unrefunded, Partners Healthcare, Ser. C	5.750	07/01/32	85,000	87,340
Massachusetts Water Pollution Abatement,
Unrefunded, Ser. A	6.375	02/01/15	75,000	75,346

Michigan 0.80%				3,688,210
Detroit Water Supply System Revenue,
Ser. B (D)	7.000	07/01/36	1,000,000	1,122,360
Michigan Strategic Fund Ltd,
Dow Chemical Project	6.250	06/01/14	2,500,000	2,565,850

Missouri 0.23%				1,075,808
Fenton Tax Increment Revenue,
Gravois Bluffs Improvements	7.000	10/01/21	955,000	1,075,808

Nebraska 1.36%				6,263,787
Central Plains Energy Project Revenue,
Project No: 1, Ser. A	5.250	12/01/20	4,970,000	4,832,679
Omaha Public Power District,
Ser. B	6.200	02/01/17	1,200,000	1,431,108

New Hampshire 0.71%				3,267,038
New Hampshire Business Finance Authority,
Public Service Co., Ser. C (D)	5.450	05/01/21	2,000,000	1,995,900
New Hampshire Health & Education Facilities
Authority,
Exeter Project	6.000	10/01/24	1,250,000	1,271,138

New Jersey 3.98%				18,330,344
New Jersey Economic Development Authority,
Newark Marriott Hotel	7.000	10/01/14	1,000,000	974,670
New Jersey Health Care Facilities Financing
Authority, Care Institute, Inc., Cherry Hill Project	8.000	07/01/27	1,120,000	868,806
New Jersey State Turnpike Authority,
Ser. E	5.250	01/01/40	2,500,000	2,579,875
Tobacco Settlement Financing Corp.,
Prerefunded	6.750	06/01/39	5,000,000	5,941,500
Prerefunded	6.250	06/01/43	4,000,000	4,680,640
Ser. 1A	4.500	06/01/23	3,575,000	3,284,853

New Mexico 0.43%				2,000,400
Farmington Pollution Control Revenue,
Tucson Electric Power Co., Ser. A	6.950	10/01/20	2,000,000	2,000,400

New York 11.00%				50,662,029
New York City Industrial Development Agency,
Terminal One Group Project	5.500	01/01/24	1,500,000	1,446,585
World Trade Center Project, Ser. A	6.250	03/01/15	2,000,000	1,785,040
New York City Municipal Water Finance Authority,
Ser. 2009-EE	5.250	06/15/40	3,000,000	3,143,640
Unrefunded, Ser. B	6.000	06/15/33	375,000	393,413
New York City Transitional Finance Authority,
Ser. A	Zero	11/01/29	5,000,000	4,798,500
Ser. S-3	5.375	01/15/34	2,000,000	2,066,040

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

New York (continued)
Ser. S-3	5.250%	01/15/39	3,000,000	3,068,910
Ser. S-4	5.500	01/15/39	2,995,000	3,133,159
New York Liberty Development Corp.,
Goldman Sachs Group, Inc.	5.250	10/01/35	3,500,000	3,407,740
New York State Dormitory Authority,
Personal Income Tax, Ser. A	5.000	02/15/39	2,500,000	2,550,925
Prerefunded, Ser. B	7.500	05/15/11	90,000	94,133
State University Facilities, Ser. A	5.500	05/15/19	1,000,000	1,116,230
Unrefunded, Ser. B	7.500	05/15/11	145,000	159,648
New York State Housing Finance Agency,
Ser. A	8.000	05/01/11	915,000	974,576
Port Authority of New York & New Jersey,
144th Construction Project	5.000	10/01/29	3,500,000	3,665,515
KICA Partners	6.750	10/01/19	8,700,000	7,013,244
Triborough Bridge & Tunnel Authority,
General Purpose	5.000	11/15/33	9,025,000	9,241,871
Westchester Tobacco Asset Securitization Corp.,
Capital Appreciation	6.950	07/15/39	2,000,000	2,602,860

Ohio 1.27%				5,868,749
Buckeye Ohio Tobacco Settlement Financing
Authority, Ser A-2	5.125	06/01/24	5,380,000	4,825,699
Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Ser. C (P)	7.250	11/01/32	1,000,000	1,043,050

Oklahoma 0.38%				1,771,860
Tulsa Municipal Airport Trust,
AMR Corp., Ser. A (P)	7.750	06/01/35	2,000,000	1,771,860

Oregon 1.38%				6,371,104
Clackamas County School District No. 12,
General Obligation, Ser. B (D)	Zero	06/15/28	5,630,000	5,345,629
Western Generation Agency,
Wauna Cogeneration Project, Ser. B	5.000	01/01/14	1,100,000	1,025,475

Pennsylvania 3.79%				17,469,167
Allegheny County Hospital Development Authority,
West Penn Health Systems, Ser. A	5.000	11/15/28	3,500,000	2,317,945
Allegheny County Industrial Development Authority,
US Steel Corp.	5.500	11/01/16	2,500,000	2,355,600
Allegheny County Redevelopment Authority,
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	775,380
Carbon County Industrial Development Authority,
Panther Creek Partners Project	6.700	05/01/12	4,960,000	4,927,264
Philadelphia Authority for Industrial Development,
Commerical Development	7.750	12/01/17	3,250,000	2,826,818
Philadelphia School District,
General Obligation, Ser. E (D)	6.000	09/01/38	4,000,000	4,266,160

Puerto Rico 5.15%				23,733,562
Commonwealth of Puerto Rico,
Inverse Floater (D) (P)	9.532	07/01/11	9,600,000	10,566,720
Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (D) (P)	10.021	07/01/11	6,500,000	7,737,730

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Puerto Rico (continued)
Puerto Rico Aqueduct & Sewer Authority (D)	6.000%	07/01/11	200,000	219,042
Puerto Rico Public Buildings Authority,
Ser. P	6.750	07/01/36	3,000,000	3,113,070
Puerto Rico Sales Tax Financing Corp.,
Capital Appreciation, Ser. A	Zero	08/01/32	3,000,000	2,097,000

Rhode Island 0.19%				874,128
Town of Tiverton, Tax Increment Revenue,
Mount Hope Bay Village, Ser. A	6.875	05/01/22	960,000	874,128

South Carolina 2.09%				9,604,033
Richland County,
International Paper Co.	6.100	04/01/23	3,325,000	3,165,433
South Carolina State Public Service Authority,
Santee Cooper, Ser. A	5.500	01/01/38	6,000,000	6,438,600

South Dakota 1.06%				4,900,550
Educational Enhancement Funding Corp.,
Tobacco Settlement Pierre, Ser. B	6.500	06/01/32	5,000,000	4,900,550

Texas 4.20%				19,344,654
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Project	6.300	07/01/32	1,000,000	1,138,920
Brazos River Authority,
TXU Energy Co., Ser. A	7.700	04/01/33	1,500,000	736,515
Brazos River Authority, Pollution Control Revenue,
TXU Energy Co., Ser. A	8.250	10/01/30	2,000,000	1,042,120
Dallas-Fort Worth International Airport Revenue,
Ser. A-1 (D)	6.100	11/01/24	1,600,000	1,602,256
Houston Independent School District Public Financing
Corp., Cesar Chavez Project, Ser. A (D)	Zero	09/15/16	900,000	711,738
Lower Colorado River Authority	5.625	05/15/39	4,000,000	4,110,440
Mission Economic Development Corp.,
Allied Waste, Inc., Ser. A	5.200	04/01/18	1,000,000	953,330
North Texas Tollway Authority,
Ser. A	6.000	01/01/25	3,000,000	3,158,310
Ser. K-2	6.000	01/01/38	4,000,000	4,129,400
Texas Economic Development Bank,
General Obligation	5.750	08/01/31	1,700,000	1,761,625

Utah 0.61%				2,815,118
Mountain Regional Water Service District
No: 2002-1, Special Assessment	7.000	12/01/18	660,000	608,421
Salt Lake City,
IHC Hospital Inc., Ser. A	8.125	05/15/15	760,000	895,044
Utah Transit Authority,
Ser. A (D)	5.000	06/15/35	1,265,000	1,311,653

Washington 0.66%				3,043,840
State of Washington,
General Obligation, Ser. A	6.750	02/01/15	1,000,000	1,156,810

John Hancock Tax-Free Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Washington (continued)
Washington Public Power Supply Systems,
Nuclear Project No. 1, Ser. B	7.125%	07/01/16	1,500,000	1,887,030

West Virginia 0.70%				3,212,970
West Virginia State Hospial Finance Authority,
Prerefunded, Charleston Medical Center	6.750	09/01/22	2,400,000	2,570,376
Unrefunded, Charleston Medical Center	6.750	09/01/22	600,000	642,594

Wisconsin 0.47%				2,179,340
State of Wisconsin,
General Obligation (D)	5.750	05/01/33	2,000,000	2,179,340

Wyoming 0.67%				3,095,550
Campbell County, Solid Waste Facility,
Basin Electric Power Co., Ser. A	5.750	07/15/39	3,000,000	3,095,550

Short-term investments 0.73%				$3,361,000
(Cost $3,361,000)

Repurchase agreements 0.73%				3,361,000
Repurchase Agreement with State Street Corp. dated
8-31-09 at 0.07% to be repurchased at $3,361,007
on 9-1-09, collateralized by $3,405,000 Federal
Home Loan Bank, 0.930% due 3-30-10 (valued at
$3,430,538 including interest)
			3,361,000	3,361,000
Total investments (Cost $430,425,726)† 99.88%				$460,174,097

Other assets and liabilities, net 0.12%				$546,560

Total net assets 100.00%				$460,720,657

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
Ambac Financial Group, Inc.	3.65%
Assured Guarantee Corp.	1.23%
Financial Guaranty Insurance Company	2.65%
Financial Security Assurance, Inc.	2.76%
Municipal Bond Insurance Association	0.29%
National Public Finance Guarantee Insurance Corp.	17.06%

(H) Non-income-producing issuer filed for protection or is in default of interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $430,061,271. Net unrealized appreciation aggregated $30,112,826, of which $41,162,349 related to appreciated investment securities and $11,049,523 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended August 31, 2009, all investments for the Fund are Level 2 under the hierarchy discussed above.

8

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Note 3
Risks and Uncertainties

There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further detail about these risks, see the Fund’s Prospectus and Statement of Additional Information.

9

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 8/09
10/09

John Hancock

MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Bonds 0.48%				$1,026,960
(Cost $1,000,000)

Thrifts & Mortgage Finance 0.48%				1,026,960
Charter MAC Equity Centerline Equity Issuer Trust,
(S)	6.000%	05/15/19	1,000,000	1,026,960

Tax-exempt bonds 98.67%				$208,859,270
(Cost $201,833,547)

Alabama 1.76%				3,735,740
Birmingham Special Care Facilities Financing
Authority, Childrens Hospital	6.125	06/01/34	2,000,000	2,026,860
Courtland Industrial Development Board,
International Paper Co., Ser. A	5.200	06/01/25	2,000,000	1,708,880

Arizona 3.16%				6,691,504
Maricopa County Industrial Development Authority,
Catholic Healthcare Care West, Ser. A	6.000	07/01/39	3,000,000	3,006,330
Maricopa County Pollution Control Corp.,
Arizona Public Service Co., Ser. A	6.000	05/01/29	1,500,000	1,530,794
El Paso Electric Co. Project, Ser. B	7.250	04/01/40	2,000,000	2,154,380

California 10.81%				22,874,631
California Pollution Control Financing Authority,
Browning-Ferris Industries, Inc.	6.750	09/01/19	1,000,000	1,003,110
California State Public Works Board,
California State University, Ser. D	6.250	04/01/34	1,000,000	1,035,790
California Statewide Communities Development
Authority, Thomas Jefferson School, Ser. A	7.250	10/01/38	1,000,000	901,810
Foothill Eastern Transportation Corridor Agency,
Capital Appreciation	Zero	01/15/36	4,000,000	531,720
Capital Appreciation, Ser. A	Zero	01/01/18	7,950,000	5,997,878
Golden State Tobacco Securitization Corp.,
Ser. A-1	4.500	06/01/27	5,935,000	5,380,018
M-S-R Energy Authority,
Ser. A	6.500	11/01/39	1,500,000	1,507,575
Ser. B	7.000	11/01/34	1,500,000	1,568,610
Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Ser. A	7.375	09/01/27	1,000,000	915,210
San Bernardino County,
Medical Center Financing Project (D)	5.500	08/01/17	2,500,000	2,582,425
Southern California Public Power Authority,
Natural Gas Project No: 1, Ser. A	5.250	11/01/26	1,500,000	1,450,485

Colorado 3.08%				6,526,847
Colorado Health Facilities Authority,
Christian Living Community Project, Ser. A	9.000	01/01/34	750,000	777,638
Christian Living Community Project, Ser. A	5.750	01/01/26	1,000,000	840,790
E-470 Public Highway Authority,
Ser B	Zero	09/01/35	15,700,000	2,369,444
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.250	11/15/28	2,500,000	2,538,975

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

District Of Columbia 1.17%				2,470,438
Metropolitan Washington Airport Authority,
Dulles Toll Road, Ser. B	Zero	10/01/39	4,600,000	486,358
Dulles Toll Road, Ser. C (D)	Zero	10/01/41	3,000,000	1,984,080

Florida 11.49%				24,324,522
Bonnet Creek Resort Community Development District,
Special Assessment	7.375	05/01/34	1,055,000	884,238
Special Assessment	7.250	05/01/18	1,445,000	1,293,188
Capital Projects Finance Authority,
Student Housing Revenue, Ser. A	7.850	08/15/31	2,000,000	2,194,160
Student Housing Revenue, Ser. G	9.125	10/01/11	985,000	995,283
Capital Region Community Development District,
Ser. A	7.000	05/01/39	1,250,000	932,200
Capital Trust Agency,
Seminole Tribe Convention, Ser. A (S)	8.950	10/01/33	1,000,000	1,241,730
Crossings At Fleming Island Community Development
District, Ser. C	7.100	05/01/30	1,000,000	873,330
Heritage Harbour North Community Development
District, Special Assessment	6.375	05/01/38	1,250,000	859,313
Live Oak Community Development District No: 1,
Ser. A	6.300	05/01/34	1,000,000	996,170
Miami Beach Health Facilities Authority,
Mt. Sinai Medical Center, Ser. A	6.125	11/15/11	565,000	552,966
Miami-Dade County Aviation Revenue, Miami
International Airport,
Ser. A	5.500	10/01/36	2,000,000	2,027,720
Ser. A (D)	5.000	10/01/38	2,000,000	1,706,860
Orlando Urban Community Development District,
Special Assessment	6.250	05/01/34	1,000,000	712,580
Special Assessment	6.000	05/01/20	640,000	514,502
Pensacola Airport Revenue	6.000	10/01/28	2,000,000	2,049,080
Poinciana Community Development District,
Ser. A	7.125	05/01/31	1,200,000	1,137,288
Seminole Indian Tribe of Florida,
Ser. A (S)	5.250	10/01/27	1,000,000	857,290
South Kendall Community Development District,
Ser. A	5.900	05/01/35	945,000	803,978
Tolomato Community Development District,
Special Assessment	6.650	05/01/40	1,000,000	702,610
Special Assessment	6.450	05/01/23	1,000,000	766,560
Village Community Development District,
No: 5, Ser. A	6.500	05/01/33	1,470,000	1,492,226
No: 8, Special Assessment	6.375	05/01/38	900,000	731,250

Georgia 7.90%				16,730,007
Atlanta Tax Allocation,
Eastside Project, Ser. B	5.600	01/01/30	1,500,000	1,206,195
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,460,200
Atlanta Water & Waste Water Revenue, Ser. A	6.000	11/01/28	1,000,000	1,030,600
Gainesville & Hall County Development Authority,
Acts Retirement, Ser. A-2	6.625	11/15/39	1,100,000	1,125,652

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Georgia (continued)
Marietta Development Authority,
Life University, Inc. Project	7.000%	06/15/30	1,500,000	1,308,120
Municipal Electric Authority of Georgia,
Ser. D	5.500	01/01/26	1,500,000	1,599,240

Guam 0.95%				2,005,480
Guam Government,
General Obligation, Ser. A	7.000	11/15/39	2,000,000	2,005,480

Illinois 2.31%				4,889,750
Chicago Tax Increment Revenue,
Pilsen Redevelopment, Ser. B	6.750	06/01/22	2,000,000	1,840,260
Illinois Development Finance Authority,
Pollution Control Revenue, Ser. C1	5.950	08/15/26	1,000,000	918,950
Illinois Finance Authority,
Rush-Copley Medical Center, Inc., Ser. A	7.250	11/01/38	2,000,000	2,130,540

Indiana 0.74%				1,558,574
Indiana Finance Authority,
Duke Energy, Ser. B	6.000	08/01/39	1,000,000	1,024,710
St. Joseph County, Holy Cross Village Notre Dame
Project,
Ser. A	6.000	05/15/26	230,000	187,793
Ser. A	6.000	05/15/38	475,000	346,071

Iowa 0.56%				1,180,080
Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	971,050
Iowa Finance Authority, Care Initiatives Project	9.250	07/01/25	180,000	209,030

Kentucky 0.49%				1,027,800
Owen County Kentucky Waterworks System
Revenue,
American Water Company Project, Ser. A	6.250	06/01/39	1,000,000	1,027,800

Louisiana 1.91%				4,052,700
Louisiana Local Government Environmental Facilities,
Westlake Chemical Corp. Project	6.750	11/01/32	2,000,000	1,790,700
St. John Baptist Parish Revenue,
Marathon Oil Corp., Ser. A	5.125	06/01/37	2,500,000	2,262,000

Maryland 2.01%				4,253,210
Baltimore County,
East Baltimore Resh Project, Ser. A	7.000	09/01/38	1,000,000	800,170
Maryland Economic Development Corp.,
Potomac Electric Power Co.	6.200	09/01/22	2,000,000	2,198,800
Prince Georges County,
National Harbor Project	5.200	07/01/34	1,000,000	717,250
Victoria Falls Project	5.250	07/01/35	1,000,000	536,990

Massachusetts 3.73%				7,894,959
Massachusetts Development Finance Agency,
Dominion Energy Brayton Point	5.000	02/01/36	1,000,000	843,830
Ogden Haverhill Project, Ser. B	5.500	12/01/19	1,700,000	1,455,234
Massachusetts Health & Educational Facilities Authority,
Caregroup, Ser. E-1	5.125	07/01/33	1,000,000	896,710

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Massachusetts (continued)
Civic Investments, Ser. B	9.200%	12/15/31	2,500,000	3,140,850
Massachusetts State College Building Authority,
Ser. A	5.500	05/01/49	1,500,000	1,558,335

Michigan 0.99%				2,089,330
Michigan Strategic Fund Ltd.,
Detroit Education	5.625	07/01/20	1,000,000	1,056,000
Dow Chemical, Ser. A-1	6.750	12/01/28	1,000,000	1,033,330

Minnesota 0.41%				875,070
North Oak Senior Housing Revenue,
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	875,070

Mississippi 0.44%				930,610
Mississippi Business Finance Corp.,
System Energy Resources, Inc.	5.875	04/01/22	1,000,000	930,610

Missouri 0.88%				1,867,986
Missouri Joint Municipal Electric Utility Commission,
Iatan 2 Project, Ser. A	6.000	01/01/39	1,000,000	1,045,690
St. Louis Airport Revenue	6.625	07/01/34	800,000	822,296

Nevada 1.57%				3,331,920
Clark County Nevada Industrial Development
Revenue,
Nevada Power Co., Ser. A	5.600	10/01/30	3,000,000	2,585,280
Sparks Tourism Improvement District No: 1,
Ser. A (S)	6.750	06/15/28	1,000,000	746,640

New Hampshire 1.16%				2,448,485
New Hampshire Business Finance Authority,
Public Service Co., Ser. B (D)	4.750	05/01/21	1,500,000	1,366,515
United Illuminating Co., Ser. A	6.875	12/01/29	1,000,000	1,081,970

New Jersey 4.46%				9,444,212
New Jersey Economic Development Authority,
Continental Airlines, Inc.	6.625	09/15/12	2,460,000	2,349,915
Continental Airlines, Inc.	6.250	09/15/29	1,000,000	799,730
New Jersey Health Care Facilities Financing Authority,
Care Institute, Inc., Cherry Hill Project	8.000	07/01/27	1,250,000	969,650
St. Peters University Hospital, Ser. A	6.875	07/01/30	1,000,000	1,000,310
New Jersey State Educational Facilities Authority,
University of Medicine and Dentistry	7.500	12/01/32	1,000,000	1,100,840
Tobacco Settlement Financing Corp.,
Prerefunded	6.250	06/01/43	1,000,000	1,170,160
Ser. 1A	4.500	06/01/23	2,235,000	2,053,607

New York 5.95%				12,593,127
Long Island Power Authority,
Ser. A	5.750	04/01/39	2,500,000	2,650,050
Ser. C (D)	5.250	09/01/29	1,475,000	1,555,830
New York City Industrial Development Agency,
American Airlines-JFK Airport	7.500	08/01/16	2,000,000	1,811,540
World Trade Center Project, Ser. A	6.250	03/01/15	1,500,000	1,338,780

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

New York (continued)
New York City Municipal Water Finance Authority,
Ser. F (V)	0.150%	06/15/35	400,000	400,000
New York Liberty Development Corp.,
Goldman Sachs Group, Inc.	5.250	10/01/35	3,500,000	3,407,740
New York State Dormitory Authority,
Long Island Jewish Medical Center	5.500	05/01/37	1,000,000	981,790
Port Authority of New York & New Jersey,
KICA Partners	6.750	10/01/19	555,000	447,397

North Carolina 1.02%				2,166,810
North Carolina Eastern Municipal Power Agency,
Ser. A	5.500	01/01/26	1,000,000	1,036,850
Ser. C	6.750	01/01/24	1,000,000	1,129,960

Ohio 3.69%				7,813,850
Buckeye Ohio Tobacco Settlement Financing
Authority, Ser A-2	5.125	06/01/24	3,905,000	3,502,668
Cleveland Ohio Airport Revenue,
Continental Airlines Inc. Project	5.375	09/15/27	1,510,000	1,044,467
Hickory Chase Community Authority,
Hickory Chase Project	7.000	12/01/38	1,000,000	651,440
Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Ser. A	5.750	06/01/33	1,500,000	1,572,225
FirstEnergy Solutions Corp., Ser. C	7.250	11/01/32	1,000,000	1,043,050

Oklahoma 1.78%				3,777,612
Oklahoma Municipal Power Authority,
Ser. A	6.000	01/01/38	1,685,000	1,804,483
Tulsa Municipal Airport Trust Trustees,
American Airlines Project	6.250	06/01/20	1,375,000	1,087,199
AMR Corp., Ser. A	7.750	06/01/35	1,000,000	885,930

Oregon 0.70%				1,477,736
Western Generation Agency, Wauna Cogeneration
Project,
Ser. B	5.000	01/01/14	1,105,000	1,030,136
Ser. B	5.000	01/01/16	500,000	447,600

Pennsylvania 1.98%				4,181,435
Allegheny County Hospital Development Authority,
West Penn Health Systems, Ser. A	5.000	11/15/28	1,000,000	662,270
Allegheny County Industrial Development Authority,
US Steel Corp.	5.500	11/01/16	1,000,000	942,240
Pennsylvania Economic Development Financing
Authority, Allegheny Energy Supply Co.	7.000	07/15/39	2,500,000	2,576,925

Puerto Rico 3.27%				6,925,915
Puerto Rico Aqueduct & Sewer Authority,
Ser. A	6.000	07/01/38	1,000,000	1,004,660
Ser. A	Zero	07/01/24	1,500,000	1,280,610
Puerto Rico Electric Power Authority,
Ser. TT	5.000	07/01/32	1,250,000	1,192,625
Puerto Rico Sales Tax Financing Authority,
Capital Appreciation, Ser. A	Zero	08/01/32	2,000,000	1,398,000

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Puerto Rico (continued)
Ser. A	5.750%	08/01/37	2,000,000	2,050,020

Rhode Island 0.24%				505,478
Tobacco Settlement Financing Corp.,
Ser. A	6.000	06/01/23	200,000	200,444
Town of Tiverton, Tax Increment Revenue,
Mount Hope Bay Village, Ser. A	6.875	05/01/22	335,000	305,034

South Carolina 0.53%				1,120,260
Lancaster County,
Edenmoor Improvements District, Ser. A	5.750	12/01/37	985,000	395,202
Tobacco Settlement Revenue Management Authority	5.000	06/01/18	725,000	725,058

Tennessee 2.20%				4,646,003
Johnson City Health & Educational Facilities,
Mountain States Health Alliance	7.500	07/01/33	1,000,000	1,143,660
Tennessee Energy Acquisition Corp.,
Ser. C	5.000	02/01/25	3,720,000	3,502,343

Texas 12.00%				25,410,389
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Project	6.300	07/01/32	150,000	170,838
Brazos Harbor Industrial Development Corp.,
Dow Chemical Project (P)	5.900	05/01/38	1,500,000	1,384,620
Brazos River Authority,
TXU Energy Co., Ser. A	7.700	04/01/33	3,500,000	1,718,535
Guadalupe-Blanco River Authority,
E.I. Dupont De Nemours Project	6.400	04/01/26	1,000,000	1,000,180
Gulf Coast Industrial Development Authority,
Citgo Petroleum Corp.	8.000	04/01/28	2,100,000	2,088,534
Gulf Coast Waste Disposal Authority,
International Paper Co., Ser. A	6.100	08/01/24	1,500,000	1,428,030
Harris County Health Facilities Development Corp.,
Memorial Hermann Healthcare, Ser. B	7.250	12/01/35	1,000,000	1,095,050
Matagorda County Navigation District,
Central Power & Light Project, Ser. A	6.300	11/01/29	1,000,000	1,055,450
Metro Health Facilities Development Corp.,
Wilson N. Jones Memorial Hospital	7.250	01/01/31	1,000,000	870,640
Mission Economic Development Corp.,
Allied Waste, Inc., Ser. A	5.200	04/01/18	1,500,000	1,429,995
Waste Management Inc.	6.000	08/01/20	975,000	1,012,752
North Texas Tollway Authority,
Ser. A	6.250	01/01/39	3,000,000	3,148,860
Ser. F	5.750	01/01/38	4,500,000	4,419,360
Ser. K-2	6.000	01/01/38	1,000,000	1,032,350
Texas Municipal Gas Acquisition & Supply Corp.,
Ser. D	6.250	12/15/26	3,500,000	3,555,195

Virgin Islands 0.48%				1,015,330
Virgin Islands Public Finance Authority,
Ser. A	6.750	10/01/37	1,000,000	1,015,330

High Yield Municipal Bond Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Virginia 1.54%				3,250,740
Chesterfield County Economic Development
Authority,
Virginia Electric & Power Co., Ser. A	5.000%	05/01/23	1,000,000	1,029,300
Washington County Industrial Development Authority,
Blue Ridge Medical Corp., Ser. C	7.750	07/01/38	2,000,000	2,221,440

Washington 0.49%				1,030,050
Washington Health Care Facilities Authority,
Swedish Health Services, Ser. A	6.500	11/15/33	1,000,000	1,030,050

Wyoming 0.82%				1,740,680
Sweetwater County,
FMC Corp.	5.600	12/01/35	2,000,000	1,740,680

Short-term investments 2.07%				$4,373,000
(Cost $4,373,000)

Repurchase agreements 2.07%				4,373,000
Repurchase Agreement with State Street Corp. dated
8-31-09 at 0.07% to be repurchased at $4,373,009
on 9-1-09, collateralized by $4,430,000 Federal
Home Loan Bank, 0.930% due 3-30-10 (valued at
$4,463,225 including interest)
			4,373,000	4,373,000

Total investments (Cost $207,206,547)† 101.22%				$214,259,230

Other assets and liabilities, net (1.22%)				($2,575,371)

Total net assets 100.00%				$211,683,859

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	0.93%
CIFG Holding Limited	1.53%
Financial Security Assurance, Inc.	4.88%
National Public Finance Guarantee Insurance Corp.	1.85%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $206,975,791. Net unrealized appreciation aggregated $7,283,439 of which $15,123,525 related to appreciated investment securities and $7,840,086 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended August 31, 2009, all investments for the Fund are Level 2 under the hierarchy discussed above.

8

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Note 3
Risks and Uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further detail about these risks, see the Fund’s Prospectus and Statement of Additional Information.

9

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 8/09
10/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009